Pension Plans and Other Postretirement Benefit Plans	12 Months Ended
Jun. 30, 2023
Retirement Benefits [Abstract]
Pension Plans and Other Postretirement Benefit Plans
Note 13. Pension Plans and Other Postretirement Benefit Plans
Prior to the MSGE Distribution, Sphere Entertainment sponsored both funded and unfunded defined benefit plans, as well as a postretirement benefit plan, covering certain full-time employees and retirees of the Company. In connection with the MSGE Distribution, the sponsorship of certain plans was transferred to the Company as described below. In connection with the MSGE Distribution, the Company also established certain non-qualified
excess plans covering certain employees as described below.
Defined Benefit Pension Plans and Postretirement Benefit Plans
After the MSGE Distribution, sponsorship of a
non-contributory,
qualified cash balance retirement plan covering the Company’s non-union
employees (the “Cash Balance Pension Plan”) and an unfunded
non-contributory,
non-qualified
excess cash balance plan covering certain employees who participate in the underlying qualified plan (collectively, the “Cash Balance Plans”) was transferred from Sphere Entertainment to MSG Entertainment. Since March 1, 2011, the Cash Balance Pension Plan has also included the assets and liabilities of a frozen (as of December 31, 2007)
non-contributory
qualified defined benefit pension plan covering
non-union
employees hired prior to January 1, 2001 (the “Retirement Pension Plan”). The Cash Balance Plans were amended to freeze participation and future benefit accruals effective December 31, 2015 for all employees. Therefore, since December 31, 2015, no new participants have been able to participate in the Cash Balance Plans l and no further annual pay credits will be made for any future year. Existing account balances under the plans will continue to be credited with monthly interest in accordance with the terms of the plans.
MSG Entertainment also sponsors an unfunded
non-contributory,
non-qualified
defined benefit pension plan for the benefit of certain employees who participated in the Retirement Pension Plan on March 1, 2011 (the “Excess Plan”). As of December 31, 2007, the Excess Plan was amended to freeze all benefits earned through December 31, 2007 and to eliminate the ability of participants to earn benefits for future service under these plans.

Lastly, in connection with the MSGE Distribution, sponsorship of a non-contributory,
qualified
defined benefit pension plan covering certain of the Company’s union employees (the “Union Plan”) was transferred from Sphere Entertainment to MSG Entertainment. Benefits payable to retirees under the Union Plan are based upon years of Benefit Service (as defined in the Union Plan document).
The Cash Balance Plans, Union Plan, and Excess Plan are collectively referred to as the “pension plans.”
MSG Entertainment also sponsors a welfare plan (the “Postretirement Plan”) which provides certain postretirement healthcare benefits to certain employees of the Company hired prior to January 1, 2001, who are eligible to commence receipt of early or normal benefits under the Cash Balance Pension Plan, and their dependents, as well as certain union employees.
Prior to the MSGE Distribution, Sphere Entertainment was the legal sponsor of the pension plans and Postretirement Plan. For purposes of the combined financial statements, it was determined that these plans’ assets and liabilities were attributable to the Company. Therefore, the combined financial statements for periods prior to the MSGE Distribution reflect the full impact of the pension plans and Postretirement Plan on both the combined statements of operations and combined balance sheets. As discussed above, the Pension Plans and Postretirement Plan were transferred to the Company.
The following table summarizes the projected benefit obligations, assets, funded status and the amounts recorded on the Company’s consolidated and combined balance sheets as of June 30, 2023 and 2022, associated with the pension plans and Postretirement Plan based upon actuarial valuations as of those measurement dates.

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2023	2022	2023	2022
Change in benefit obligation:
Benefit obligation at beginning of period	$135,916	$171,897	$2,463	$3,218
Service cost	68	120	25	32
Interest cost	5,874	3,708	97	42
Actuarial loss (gain) (a)	(3,753)	(33,344)	304	(501)
Benefits paid	(7,139)	(6,465)	(372)	(328)
Plan settlements paid	(97)	—	—	—
Other	(144)	—	—	—

Benefit obligation at end of period	130,725	135,916	2,517	2,463

Change in plan assets:
Fair value of plan assets at beginning of period	108,978	145,651	—	—
Actual return on plan assets	1,782	(30,667)	—	—
Employer contributions	250	400	—	—
Benefits paid	(7,080)	(6,406)	—	—
Administrative expenses paid	(1,694)	—	—	—

Fair value of plan assets at end of period	102,236	108,978	—	—

Funded status at end of period	$(28,489)	$(26,938)	$(2,517)	$(2,463)

(a)
In Fiscal Year 2023, the actuarial gains on the benefit obligations were primarily due to an increase in discount rate partially offset by an increase in the interest crediting rates. In Fiscal Year 2022, the actuarial gains on the benefit obligations were primarily due to a net increase in discount and interest crediting rates.

Amounts recognized in the consolidated and combined balance sheets as of June 30, 2023 and 2022 consist of:

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2023	2022	2023	2022
Current liabilities (included in accrued employee related costs)	$(270)	$(264)	$(318)	$(364)
Non-current liabilities (included in defined benefit and other postretirement obligations)	$(28,219)	$(26,674)	$(2,199)	$(2,099)

	$(28,489)	$(26,938)	$(2,517)	$(2,463)

Accumulated other comprehensive loss, b
efore
income tax, as of June 30, 2023 and 2022 consists of the following amounts that have not yet been recognized in net periodic benefit cost:

	Pension Plans		Postretirement
	Plan June 30,		June 30,
	2023	2022	2023	2022
Actuarial gain (loss)	$(40,625)	$(41,910)	$(555)	$(251)
The following table presents components of net periodic benefit cost for the pension plans and Postretirement Plan included in the accompanying consolidated and combined statements of operations for Fiscal Years 2023, 2022, and 2021. Service cost is recognized in direct operating expenses and selling, general and administrative expenses. All other components of net periodic benefit cost are reported in Other income (expense), net.

	Pension Plans			Postretirement Plan
	Year Ended June 30,			Year Ended June 30,
	2023	2022	2021	2023	2022	2021
Service cost	$68	$120	$96	$25	$32	$47
Interest cost	5,874	3,708	3,385	97	42	45
Expected return on plan assets	(4,362)	(6,016)	(5,232)	—	—	—
Recognized actuarial loss	1,800	1,386	1,093	—	34	98
Settlement loss recognized (a)	5	—	870	—	—	—

Net periodic benefit cost reported in the consolidated and combined statements of operations	$3,385	$(802)	$212	$122	$108	$190

(a)
For Fiscal Years 2023, 2022 and 2021,
lump-sum
payments totaling $97, $0 and $52, respectively, were distributed to vested participants of the non-qualified
excess cash balance plan, triggering the recognition of settlement losses in accordance with ASC Topic 715. Due to these pension settlements, the Company was required to remeasure its pension plan liability for Fiscal Year 2021. The discount rates used for the projected benefit obligation and interest cost were 5.44% and 5.41%, respectively as of June 30, 2023, 1.96% and 1.30% as of June 30, 2022, respectively, and 1.77% and 1.24% as of June 30, 2021, respectively. Additionally, settlement charges of $5, $0 and $870 were recognized in Other income (expense), net for Fiscal Years 2023, 2022 and 2021, respectively.

Other
pre-tax
changes in plan assets and benefit obligations recognized in other comprehensive
income (loss) for Fiscal Years 2023, 2022, and 2021 were as follows:

	Pension Plans			Postretirement Plan
	Years Ended June 30,			Years Ended June 30,
	2023	2022	2021	2023	2022	2021
Actuarial gain (loss), net	$(1,800)	$(3,306)	$(5,244)	$304	$501	$76
Recognized actuarial loss	520	1,386	1,093	—	34	98
Curtailments	—	—	91	—	—	65
Settlement loss recognized	5	—	870	—	—	—

Total recognized in other comprehensive income (loss)	$(1,275)	$(1,920)	$(3,190)	$304	$535	$239

Funded Status
The accumulated benefit obligation for the pension plans aggregated to $130,725 and $135,916 at June 30, 2023 and 2022, respectively. As of June 30, 2023 and 2022, each of the pension plans had accumulated benefit obligations and projected benefit obligations in excess of plan assets.
Pension Plans and Postretirement Plan Assumptions
Weighted-average assumptions used to determine benefit obligations (made at the end of the period) as of June 30, 2023 and 2022 were as follows:

	Pension Plans		Postretirement Plan
	June 30,		June 30,
	2023	2022	2023	2022
Discount rate	5.34%	4.86%	5.40%	4.62%
Interest crediting rate	3.77%	2.76%	n/a	n/a
Healthcare cost trend rate assumed for next year	n/a	n/a	7.00%	6.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	n/a	n/a	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	n/a	n/a	2032	2027
Weighted-average assumptions used to determine net periodic benefit cost (made at the beginning of the period) for Fiscal Years 2023, 2022 and 2021 were as follows:

	Pension Plans			Postretirement Plan
	Years Ended June 30,			Years Ended June 30,
	2023	2022	2021	2023	2022	2021
Discount rate—projected benefit obligation	4.86%	2.87%	2.84%	4.63%	2.17%	2.09%
Discount rate—service cost	4.97%	3.11%	3.20%	4.89%	2.65%	2.15%
Discount rate—interest cost	4.56%	1.92%	1.92%	4.28%	1.51%	1.23%
Expected long—term return on plan assets	5.92%	4.94%	4.02%	n/a	n/a	n/a
Interest crediting rate	2.76%	2.32%	1.37%	n/a	n/a	n/a
Healthcare cost trend rate assumed for next year	n/a	n/a	n/a	6.00%	6.25%	6.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2027	2027	2027
The discount rates were determined (based on the expected duration of the benefit payments for the plans) from the Willis Towers Watson U.S. Rate Link:
40-90
Discount Rate Model as of June 30, 2023 and 2022 to select a rate at which the Company believed the plans’ benefits could be effectively settled. This model was developed by examining the yields on selected highly rated corporate bonds. The expected long-term return on plan assets is based on a periodic review and modeling of the plans’ asset allocation structures over a long-term horizon. Expectations of returns for each asset class are the most important of the assumptions used in the review and modeling and are based on comprehensive reviews of historical data, forward-looking economic outlook
, an
d economic/financial market theory. The expected long-term rate of return was selected from within the reasonable range of rates determined by (i) historical returns for the asset classes covered by the investment policy and (ii) projections of returns over the long-term period during which benefits are payable to plan participants.
Plan Assets and Investment Policy
The weighted-average asset allocation of the pension plans’ assets at June 30, 2023 and 2022 was as follows:

	As of June 30,
	2023	2022
Asset Classes (a) :
Fixed income securities	75%	78%
Equity securities	15%	14%
Cash equivalents	10%	8%

	100%	100%

(a)
The Company’s target allocation for the Cash Balance Plan assets is 85% fixed income securities and 15% equity as of June 30, 2023 and the Company’s target allocation for the Union Plan assets is 100% fixed income securities.

Investment allocation decisions have been made by (i) Sphere Entertainment’s Investment & Benefits Committee prior to the MSGE Distribution and (ii) the Company’s Investment & Benefits Committee after the MSGE Distribution. Each Investment & Benefits Committee utilized the services of an investment manager to actively manage the assets of the pension plans. The Company has established asset allocation target and investment policies and guidelines with the investment manager. The investment manager takes into account expected long-term risks, returns, correlation, and other prudent investment assumptions when recommending asset classes and investment managers to the Company’s Investment & Benefits Committee. The investment manager also considers each applicable pension plans’ liabilities when making investment allocation recommendations. The majority of the pension plans’ assets are invested in fixed income securities.
Investments at Estimated Fair Value
The cumulative fair values of the individual plan assets at June 30, 2023 and 2022 by asset class were as follows:

	Fair Value Hierarchy	As of June 30,
		2023	2022
Fixed income securities:
U.S. Treasury securities (a)	I	$3,673	$672
Money market fund (a)	I	6,511	8,311
U.S. Gov’t Agency Obligations (b)	II	308	—
Mutual fund—equity (c)	II	15,296	15,661
Common collective trust (c)	II	76,448	84,334

Total investments measured at fair value		$102,236	$108,978

(a)
U.S. Treasury Securities and the money market fund are classified within Level I of the fair value hierarchy as they are valued using observable inputs that reflect quoted prices for identical assets in active markets.

(b)
U.S. Government Agency Obligations are classified within Level II of the fair value hierarchy as they are valued daily using institutional bond quotes based on evaluations based on various market and industry inputs.

(c)
The common collective trust (“CCT”) and the mutual fund, which are non-exchange
traded funds, are classified within Level II of the fair value hierarchy at their net asset value (“NAV”) as reported by the Trustee and investment manager, respectively. The NAV is based on the fair value of the underlying investments held by the funds which are based on quoted market prices less their liabilities. Both the CCT and the mutual fund publish their daily NAV and use such value as the basis for current transactions.

Contributions for Qualified Defined Benefit Pension Plans
During Fiscal Year 2023, the Company contributed $250 to the Union Plan. The Company expects to contribute $12,600 and $250 to the Cash Balance Plan and Union Plan, respectively in Fiscal Year 2024.
Estimated Future Benefit Payments
The following table presents estimated future fiscal year benefit payments for the pension plans and Postretirement Plan:

	Pension Plans	Postretirement Plan
Fiscal year ending June 30, 2024	$10,799	$328
Fiscal year ending June 30, 2025	$8,355	$334
Fiscal year ending June 30, 2026	$8,666	$315
Fiscal year ending June 30, 2027	$9,015	$271
Fiscal year ending June 30, 2028	$8,754	$266
Fiscal years ending June 30, 2029–2033	$46,261	$1,119
Defined Contribution Plans
MSG Entertainment sponsors The Madison Square Garden 401(k) Savings Plan (the “401(k) Plan”) and the MSG Entertainment Holdings, LLC Excess Savings Plan (collectively referred to as the “Savings Plans”). The 401(k) Plan is a multiple employer plan. For Fiscal Years 2023, 2022 and 2021, expenses related to the Savings Plans, excluding expenses related to MSG Sports employees and for Fiscal Years 2023 excluded expenses related to Sphere Entertainment employees, that are included in the accompanying consolidated and combined statements of operations were $5,187, $4,284 and $2,274, respectively.
In addition, MSG Entertainment sponsors The Madison Square Garden 401(k) Union Plan (the “Union Savings Plan”). The Union Savings Plan is a multiple employer plan. For Fiscal Years 2023, 2022 and 2021, expenses related to the Union Savings Plan included in the accompanying consolidated and combined statements of operations were $428, $394 and $215, respectively.
Multiemployer Plans
The Company contributes to a number of multiemployer defined benefit pension plans, multiemployer defined contribution pension plans, and multiemployer health and welfare plans that provide benefits to retired union-represented employees under the terms of collective bargaining agreements (“CBAs”).
Multiemployer Defined Benefit Pension Plans
The multiemployer defined benefit pension plans to which the Company contributes generally provide for retirement and death benefits for eligible union-represented employees based on specific eligibility/participant requirements, vesting periods and benefit formulas. The risks to the Company of participating in these multiemployer defined benefit pension plans are different from single-employer defined benefit pension plans in the following aspects:

•	Assets contributed to a multiemployer defined benefit pension plan by one employer may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to a multiemployer defined benefit pension plan, the unfunded obligations of the plan may be borne by the remaining participating employers.

•
If the Company chooses to stop participating in some of these multiemployer defined benefit pension plans, the Company may be required to pay those plans an amount based on the Company’s proportion of the underfunded status of the plan, referred to as a withdrawal liability. However, cessation of participation in a multiemployer defined benefit pension plan and subsequent payment of any withdrawal liability is subject to the collective bargaining process.

The following table outlines the Company’s participation in multiemployer defined benefit pension pl an
s for Fiscal Years 2023, 2022 and 2021, and summarizes the contributions that the Company has made during each period. The “EIN” and “Pension Plan Number” columns provide the Employer Identification Number and the three-digit plan number for each applicable plan. The most recent Pension Protection Act zone status available as of June 30, 2023 and 2022 relates to the plan’s two most recent years ended which are indicated. Among other factors, plans in the red zone are generally less than 65% funded, plans in the orange zone are both less than 80% funded and have an accumulated funding deficiency or are expected to have a deficiency in any of the next six plan years, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The “FIP/RP Status Pending/Implemented” column indicates whether a funding improvement plan (“FIP”) for yellow/orange zone plans or a rehabilitation plan (“RP”) for red zone plans is either pending or has been implemented by the trustees of such plan. The zone status and any FIP or RP information is based on information that the Company received from the plan, and the zone status is as certified by the plan’s actuary. The last column lists the expiration date(s) or a range of expiration dates of the CBA to which the plans are subject. There are no other significant changes that affect such comparability.

			PPA Zone Status			Company Contributions
			As of June 30,			Year Ended June 30,
Plan name	EIN	Pension Plan Number	2023	2022	FIP/ RP Status Pending/ Implemented	2023	2022	2121	Surcharge Imposed	Expiration Date of CBA
Pension Fund of Local No. 1 of I.A.T.S.E.	136414973	001	Green as of 2022-12-31	Green as of 2021-12-31	No	$2,550	$1,999	$194	No	6/30/2026
All Other Multiemployer Defined Benefit Pension Plans						2,897	1,907	584

						$5,447	$3,906	$778

The Company was listed in the following plans’ Form 5500’s as providing more than 5% of the total contributions for the following plans and plan years:

Fund Name	Exceeded 5 Percent of Total Contributions	Year Contributions to Plan Exceeded 5 Percent of Total Contributions (As of Plan’s Year-End)
Pension Fund of Local No. 1 of I.A.T.S.E	True	December 31, 2021, 2020 and 2019
32BJ/Broadway League Pension Fund	True	December 31, 2021, 2020 and 2019
Treasurers and Ticket Sellers Local 751 Pension Fund	True	August 31, 2022, 2021 and 2020
Multiemployer Defined Contribution Pension Plans
The Company contributed $7,316, $5,641 and $723 for Fiscal Years 2023, 2022 and 2021, respectively, to multiemployer defined contribution pension plans.

Executive Deferred Compensation Plan
The Company assumed the sponsorship of the Madison Square Garden Entertainment Corp. Executive Deferred Compensation Plan from Sphere Entertainment in connection with the MSGE Distribution (the “Deferred Compensation Plan”). The Deferred Compensation Plan was established to permit a select group of highly-compensated employees to defer the employee’s annual base salary and bonus into the Deferred Compensation Plan with returns on such deferrals tracking the performance of certain investments. Following the MSGE Distribution accounts attributable to the Sphere Entertainment’s current employees as of the MSGE Distribution Date were transferred to a deferred compensation plan established by Sphere Entertainment in connection with the MSGE Distribution. Amounts deferred and invested by employees under the Deferred Compensation Plan are placed in an irrevocable trust established by the Company and all assets of the trust are subject to the creditors of the Company in the event of insolvency. In accordance with ASC Topic 710,
Compensation—General
(“ASC Topic 710”), the assets of the trust are consolidated with the accounts of the Company and are recognized in the Company’s consolidated balance sheet.
In accordance with ASC Topic 710, the Company remeasures the deferred compensation liability, with a charge (or credit) to compensation cost in the Company’s consolidated statements of operations, to reflect changes in the fair value of the assets owed to the participants of the Deferred Compensation Plan. The Company remeasures the fair val ue
of the assets held in trust in accordance with ASC Topic 321,
Investments—Equity Securities
, and recognizes unrealized gains and losses in Miscellaneous income (expense), net in the Company’s consolidated statements of operations. The Company recorded compensation expense/(compensation cost credits) of $225, for the year ended June 30, 2023, within Selling, general and administrative expenses to reflect the remeasurement of the Deferred Compensation Plan liability. In addition, the Company recorded gains/(losses) of $225, for the year ended June 30, 2023 within Other income (expense), net to reflect the remeasurement of the fair value of assets under the Deferred Compensation Plan. The investments made from employee contributions and investments sold for employee distributions of trust assets are classified as operating activities in the Company’s consolidated and combined statements of cash flows.
Amounts recognized in the consolidated balance sheets as of June 30, 2023 related to the Deferred Compensation Plan consist of:

June 30, 2023
Non-current assets (included in investments)	$2,954
Non-current liabilities (included in other employee related costs)	$(2,976)